Share Capital (Details 1) - $ / shares		9 Months Ended	12 Months Ended
	Nov. 30, 2020	Mar. 31, 2022	Jun. 30, 2021
Share Capital
Annualized volatility	83.00%	161.00%	114.00%
Risk-free interest rate	0.92%	1.74%	0.56%
Dividend rate.		0.00%	0.00%
Expected life of options		4 years	4 years
Forfeiture rate		0.00%	0.00%
Share price on grant date		$ 7.37	$ 3.41